Document And Entity Information	9 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	ORANCO, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). On October 10, 2023, Oranco Inc. effected a stock split at a ratio of 1-to-1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”). Information of the offering price range and the assumed offering price, share numbers, option numbers, warrant numbers, other derivative security numbers and exercise prices appearing in this registration statement has been adjusted to give effect to the Reverse Split and the Stock Split, unless otherwise indicated or unless the context suggests otherwise.
Entity Central Index Key	0001098996
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV